Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Acquisition Costs

DAC at December 31, and the changes in the balance for the years then ended, are as follows:

	2014	2013	2012
Balance, beginning of year	$104,002	92,245	91,187
Capitalization (1)	16,906	17,321	18,078
Interest	5,541	5,011	5,654
Amortization	(7,383)	(16,169)	(28,163)
Change in shadow DAC	(747)	5,594	5,489

Balance, end of year	$118,319	104,002	92,245

(1)	Reflects prospective adoption of new acquisition cost guidance, in 2012. See note 2 for adoption impact.

Pretax Impact on Assets and Liabilities as Result of Unlocking

The pretax impact on the Company’s assets and liabilities as a result of the unlocking during 2014, 2013, and 2012 is as follows:

	2014	2013	2012
Assets:
DAC	$856	(1,920)	(1,743)
DSI	356	(547)	(565)

Total asset increase (decrease)	1,212	(2,467)	(2,308)

Liabilities:
Account balances and future policy benefit reserves	(1,259)	(4,669)	3,354
Unearned premiums	(2)	—	—

Total liabilities (decrease) increase	(1,261)	(4,669)	3,354

Net increase (decrease)	2,473	2,202	(5,662)
Deferred income tax benefit	866	771	(1,982)

Net increase (decrease)	$1,607	1,431	(3,680)